EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended December 31,
	2022	2021
Net loss attributable to common stockholders (basic)	$(1,076,881)	$(1,063,554)

Shares used to compute net loss per common share, basic and diluted	273,238,664	195,264,873

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.01)

Schedule of antidilutive shares

	As of December 31,
	2022	2021
Warrants to purchase common stock	2,868,397	2,868,397
Potentially issuable shares related to convertible notes payable	366,996,915	328,816,461
Total anti-dilutive common stock equivalents	369,865,312	331,684,858